PENSION AND OTHER POSTRETIREMENT BENEFITS - ACTUARIAL ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension | Canada
Projected benefit obligations
Discount rate	3.80%	3.60%	4.00%
Rate of salary increase	3.20%	3.20%	3.70%
Net benefit cost
Discount rate	3.60%	4.00%	4.20%
Rate of return on plan assets	6.80%	6.50%	6.50%
Rate of salary increase	3.20%	3.70%	3.60%
Pension | United States
Projected benefit obligations
Discount rate	3.90%	3.50%	4.00%
Rate of salary increase	2.80%	3.10%	3.30%
Net benefit cost
Discount rate	3.40%	4.00%	4.10%
Rate of return on plan assets	7.40%	7.20%	7.20%
Rate of salary increase	2.90%	3.30%	3.20%
OPEB | Canada
Projected benefit obligations
Discount rate	3.80%	3.60%	4.00%
Net benefit cost
Discount rate	3.60%	4.00%	4.20%
OPEB | United States
Projected benefit obligations
Discount rate	4.00%	3.50%	3.60%
Net benefit cost
Discount rate	3.30%	4.00%	3.80%
Rate of return on plan assets	5.70%	6.00%	6.00%